Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Accounting policies
Recent Accounting Pronouncements
Recently Adopted Accounting Standards

Effective January 1, 2014, the Company has adopted the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount the Company expects to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update is effective for interim and annual periods beginning on or after December 15, 2013. The adoption of this standard update did not have a material effect on the Company's consolidated financial statements.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The accounting standard update will be effective for the first interim period beginning after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is not permitted. The Company is in the process of evaluating the impact of this standard update on the Company's consolidated financial statements and related disclosures.

In August 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The accounting standard update will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and earlier application is permitted. The Company is in the process of evaluating the impact of this standard update on the Company's consolidated financial statements and related disclosures.